UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance

Hexavest Global Equity Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 78.1%

Security	Shares	Value
Australia — 2.7%
AGL Energy, Ltd.	4,188	$83,847
Australia and New Zealand Banking Group, Ltd.	3,206	78,480
Brambles, Ltd.	13,537	104,750
Caltex Australia, Ltd.	4,869	108,682
Coca-Cola Amatil, Ltd.	12,656	88,698
Commonwealth Bank of Australia	1,222	79,814
CSL, Ltd.	1,737	172,241
Dexus Property Group	8,965	68,456
Flight Centre Travel Group, Ltd.	1,046	24,604
Goodman Group	9,116	55,350
GPT Group (The)	12,142	47,695
Insurance Australia Group, Ltd.	18,411	85,462
LendLease Group	3,901	46,834
Mirvac Group	44,498	75,580
National Australia Bank, Ltd.	3,373	85,614
Newcrest Mining, Ltd.	17,755	284,849
QBE Insurance Group, Ltd.	11,967	114,976
Rio Tinto, Ltd.	894	40,473
Scentre Group	21,813	70,380
Stockland	19,607	71,160
Telstra Corp., Ltd.	85,088	268,841
TPG Telecom, Ltd.	13,269	58,545
Vicinity Centres	35,656	76,854
Wesfarmers, Ltd.	5,797	186,603
Westfield Corp.	8,291	56,383
Westpac Banking Corp.	2,777	72,798
Woolworths, Ltd.	654	13,146

		$2,521,115

Belgium — 0.6%
Anheuser-Busch InBev SA/NV	2,718	$306,510
Colruyt SA	357	18,345
Proximus SA	4,009	122,611
UCB SA	1,056	82,419

		$529,885

Brazil — 0.1%
AMBEV SA ADR	4,788	$27,435
Cia Brasileira de Distribuicao ADR, PFC Shares	959	21,626
Cia Energetica de Minas Gerais ADR	4,900	13,377

		$62,438

Canada — 1.8%
Agnico Eagle Mines, Ltd.	2,896	$138,516
Alamos Gold, Inc. Class A	23,103	165,417
Barrick Gold Corp., New York Shares	14,627	244,563
Detour Gold Corp.(1)	6,005	75,885

Security	Shares	Value
Eldorado Gold Corp., New York Shares	23,289	$85,238
Goldcorp, Inc.	8,960	125,082
Kinross Gold Corp.(1)	49,768	173,690
New Gold, Inc.(1)	68,557	194,702
Rogers Communications Inc., Class B	3,541	162,361
Yamana Gold, Inc., New York Shares	94,766	255,868

		$1,621,322

Chile — 0.1%
Enel Americas SA ADR	2,592	$25,687
Enel Chile SA ADR	4,302	23,489

		$49,176

China — 0.4%
Belle International Holdings, Ltd.	16,000	$10,840
China Construction Bank Corp., Class H	27,000	21,915
China Mengniu Dairy Co., Ltd.	10,000	19,319
China Mobile, Ltd.	4,500	47,910
China Resources Beer Holdings Co., Ltd.(1)	4,000	9,619
China Shenhua Energy Co., Ltd., Class H	7,000	16,295
China Telecom Corp., Ltd., Class H	26,000	12,682
China Unicom (Hong Kong), Ltd.	16,000	20,704
Dongfeng Motor Group Co., Ltd., Class H	12,000	12,604
ENN Energy Holdings, Ltd.	2,000	10,842
Geely Automobile Holdings, Ltd.	20,000	26,947
Guangdong Investment, Ltd.	20,000	30,936
Hengan International Group Co., Ltd.	2,500	18,682
Industrial & Commercial Bank of China, Ltd., Class H	27,000	17,600
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	16,867
Tencent Holdings, Ltd.	900	28,200
Tingyi (Cayman Islands) Holding Corp.	10,000	12,844
Want Want China Holdings, Ltd.	28,000	20,136

		$354,942

Denmark — 0.6%
Coloplast A/S, Class B	3,386	$289,929
Novo Nordisk A/S, Class B	4,769	185,690
TDC A/S	19,513	104,677

		$580,296

France — 1.8%
Compagnie Generale des Etablissements Michelin, Class B	2,963	$387,564
Engie SA	3,890	54,849
Sanofi	3,002	283,670
Societe Generale SA	1,245	68,267
Sodexo SA	1,074	136,496
Total SA	5,106	262,107
Unibail-Rodamco SE	98	24,067
Unibail-Rodamco SE	522	128,173
Veolia Environnement SA	5,933	112,907
Vivendi SA	11,925	236,535

		$1,694,635

Germany — 2.7%
adidas AG	1,037	$207,907
Allianz SE	206	39,218
Bayerische Motoren Werke AG	1,855	177,230
Continental AG	664	148,734

Security	Shares	Value
Daimler AG	5,861	$436,728
Deutsche Post AG	277	9,956
Deutsche Telekom AG	14,189	248,886
Deutsche Wohnen AG	1,208	41,306
Merck KGaA	1,272	149,424
RWE AG(1)	8,101	134,179
SAP SE	2,941	294,588
Siemens AG	4,410	632,583

		$2,520,739

Hong Kong — 0.3%
AIA Group, Ltd.	26,302	$182,047
CK Hutchison Holdings, Ltd.	10,000	124,873

		$306,920

India — 0.1%
HDFC Bank, Ltd. ADR	855	$68,067
Infosys, Ltd. ADR	993	14,458

		$82,525

Israel — 0.4%
Bank Hapoalim B.M.	15,797	$98,515
Bank Leumi Le-Israel B.M.(1)	23,248	108,723
Mizrahi Tefahot Bank, Ltd.	5,823	93,933
Teva Pharmaceutical Industries, Ltd. ADR	1,722	54,381

		$355,552

Italy — 1.1%
Assicurazioni Generali SpA	11,095	$175,745
Enel SpA	65,700	312,350
ENI SpA	6,108	94,741
Fiat Chrysler Automobiles NV(1)	8,135	92,401
Intesa Sanpaolo SpA	29,287	85,492
Luxottica Group SpA	1,294	74,807
Telecom Italia SpA(1)	151,816	134,751

		$970,287

Japan — 7.4%
ABC-Mart, Inc.	1,500	$83,384
Ajinomoto Co., Inc.	3,300	64,305
ANA Holdings, Inc.	63,000	189,773
Asahi Group Holdings, Ltd.	2,900	109,573
Astellas Pharma, Inc.	12,200	160,883
Bridgestone Corp.	2,000	83,422
Canon, Inc.	2,900	96,245
Central Japan Railway Co.	500	83,854
Chubu Electric Power Co., Inc.	10,700	143,668
Dai-ichi Life Holdings, Inc.	10,860	185,054
Daiichi Sankyo Co., Ltd.	800	17,779
Daiwa House Industry Co., Ltd.	1,000	29,729
Denso Corp.	1,300	56,105
East Japan Railway Co.	1,100	98,717
Electric Power Development Co., Ltd.	1,400	32,478
Hitachi, Ltd.	2,000	11,049
Honda Motor Co., Ltd.	3,800	110,601
Hoya Corp.	2,600	124,261
ITOCHU Corp.	4,900	69,335
Japan Airlines Co., Ltd.	5,600	176,856

Security	Shares	Value
Japan Tobacco, Inc.	8,000	$266,206
Kajima Corp.	23,000	156,175
Kansai Electric Power Co., Inc. (The)	12,900	174,333
Kao Corp.	3,000	165,551
KDDI Corp.	14,500	384,454
Lawson, Inc.	1,000	66,349
Marubeni Corp.	11,000	67,801
Mazda Motor Corp.	2,800	41,362
MEIJI Holdings Co., Ltd.	1,700	144,508
Mitsubishi Estate Co., Ltd.	1,000	19,148
Mitsubishi UFJ Financial Group, Inc.	34,100	216,078
Mizuho Financial Group, Inc.	110,800	202,535
MS&AD Insurance Group Holdings, Inc.	1,700	55,427
Murata Manufacturing Co., Ltd.	300	40,298
Nippon Telegraph & Telephone Corp.	6,300	269,990
NTT DoCoMo, Inc.	11,800	285,525
Obayashi Corp.	21,400	207,770
Oriental Land Co., Ltd.	1,400	80,408
ORIX Corp.	4,600	70,301
Osaka Gas Co., Ltd.	25,000	93,581
Panasonic Corp.	3,200	38,266
Resona Holdings, Inc.	23,620	131,308
Ryohin Keikaku Co., Ltd.	800	180,399
Seven & i Holdings Co., Ltd.	1,300	54,904
Shimizu Corp.	7,000	67,130
Shin-Etsu Chemical Co., Ltd.	100	8,692
SMC Corp.	100	28,186
Sony Corp.	6,100	209,317
Sumitomo Corp.	4,500	60,135
Sumitomo Metal Mining Co., Ltd.	1,000	13,541
Sumitomo Mitsui Financial Group, Inc.	5,100	189,366
Sundrug Co., Ltd.	1,300	45,592
T&D Holdings, Inc.	7,100	105,574
Taisei Corp.	17,000	129,632
Takeda Pharmaceutical Co., Ltd.	2,000	95,947
Tokio Marine Holdings, Inc.	2,000	84,327
Tokyo Gas Co., Ltd.	23,000	106,787
Toray Industries, Inc.	2,000	17,701
Toyota Motor Corp.	2,400	129,890
Tsuruha Holdings, Inc.	600	60,736
West Japan Railway Co.	1,100	73,501

		$6,765,802

Mexico — 0.0%(2)
America Movil SAB de CV, Series L ADR	1,738	$26,748

		$26,748

Netherlands — 1.1%
Heineken NV	433	$38,621
Mylan NV(1)	8,087	302,049
Unilever NV	9,521	498,762
Wolters Kluwer NV	4,267	181,067

		$1,020,499

Security	Shares	Value
Norway — 0.1%
Telenor ASA	6,147	$99,296

		$99,296

Peru — 0.1%
Cia de Minas Buenaventura SA ADR	3,730	$44,797

		$44,797

Singapore — 1.4%
Ascendas Real Estate Investment Trust	57,000	$104,470
CapitaLand, Ltd.	20,000	53,739
ComfortDelGro Corp., Ltd.	57,000	111,686
DBS Group Holdings, Ltd.	13,511	186,592
Oversea-Chinese Banking Corp., Ltd.	28,000	196,103
Singapore Airlines, Ltd.	3,000	21,977
Singapore Press Holdings, Ltd.	22,000	54,597
Singapore Telecommunications, Ltd.	125,000	333,581
StarHub, Ltd.	34,953	69,699
United Overseas Bank, Ltd.	12,000	186,837

		$1,319,281

South Korea — 0.1%
Korea Electric Power Corp. ADR	921	$18,245
Samsung Electronics Co., Ltd. GDR(3)	25	24,525
SK Telecom Co., Ltd. ADR	2,003	47,251

		$90,021

Spain — 1.2%
Distribuidora Internacional de Alimentacion SA	12,783	$76,005
Endesa SA	5,691	134,041
Iberdrola SA	25,307	181,926
Industria de Diseno Textil SA	5,105	195,630
Mapfre SA	20,834	72,670
Telefonica SA	39,990	442,287

		$1,102,559

Sweden — 0.3%
Hennes & Mauritz AB, Class B	2,039	$50,487
Nordea Bank AB	11,194	137,673
Svenska Cellulosa AB SCA, Class B	3,256	107,797

		$295,957

Switzerland — 3.6%
ABB, Ltd.	14,083	$345,093
Adecco Group AG	745	55,355
Nestle SA	13,100	1,008,968
Novartis AG	11,343	873,242
Roche Holding AG PC	2,711	709,372
Sonova Holding AG	584	86,356
Swatch Group AG (The)	198	79,213
Swiss Re AG	776	67,496
Swisscom AG	199	86,780

		$3,311,875

United Kingdom — 4.5%
AstraZeneca PLC	2,841	$170,146
Berkeley Group Holdings PLC	1,819	76,721

Security	Shares	Value
British American Tobacco PLC	2,616	$176,746
Compass Group PLC	7,670	154,863
Diageo PLC	5,386	156,771
GlaxoSmithKline PLC	22,890	460,726
Great Portland Estates PLC	10,148	90,927
Hammerson PLC	11,640	88,561
HSBC Holdings PLC	44,718	368,759
Imperial Brands PLC	6,240	305,593
Land Securities Group PLC	6,371	91,243
National Grid PLC	17,621	228,161
Persimmon PLC	2,681	80,894
Randgold Resources, Ltd.	2,167	190,623
Randgold Resources, Ltd. ADR	442	38,892
Reckitt Benckiser Group PLC	1,001	92,230
Rio Tinto PLC	6,721	265,145
Sage Group PLC (The)	5,404	46,907
Segro PLC	13,050	82,084
Shire PLC	3,721	219,385
Smith & Nephew PLC	3,643	59,852
Taylor Wimpey PLC	73,857	191,311
Vodafone Group PLC	181,339	467,064
William Hill PLC	17,065	64,837

		$4,168,441

United States — 45.6%
AES Corp. (The)	3,785	$42,808
Allstate Corp. (The)	1,720	139,819
Ameren Corp.	4,203	229,862
American Electric Power Co., Inc.	1,742	118,160
American Express Co.	12,512	991,576
AmerisourceBergen Corp.	3,370	276,509
Apple, Inc.	20,933	3,007,025
AT&T, Inc.	37,828	1,499,124
AvalonBay Communities, Inc.	803	152,442
BB&T Corp.	2,389	103,157
Bristol-Myers Squibb Co.	12,026	674,057
CalAtlantic Group, Inc.	29,168	1,056,465
Capital One Financial Corp.	3,521	283,018
Cardinal Health, Inc.	6,409	465,229
Cerner Corp.(1)	4,325	280,044
Cisco Systems, Inc.	33,059	1,126,320
Citigroup, Inc.	1,088	64,323
Comcast Corp., Class A	5,958	233,494
Consolidated Edison, Inc.	6,227	493,677
Costco Wholesale Corp.	2,985	529,897
CVS Health Corp.	7,981	657,954
D.R. Horton, Inc.	13,952	458,881
Dollar General Corp.	11,765	855,433
Dollar Tree, Inc.(1)	11,989	992,330
DTE Energy Co.	1,626	170,063
Duke Energy Corp.	5,987	493,928
Edison International	8,350	667,749
Eli Lilly & Co.	9,783	802,793
Endo International PLC(1)	7,666	87,162
Entergy Corp.	2,910	221,917
Envision Healthcare Corp.(1)	4,674	261,884

Security	Shares	Value
Exelon Corp.	8,830	$305,783
Express Scripts Holding Co.(1)	3,114	191,013
FirstEnergy Corp.	7,293	218,352
Ford Motor Co.	18,623	213,606
Frontier Communications Corp.	54,432	102,332
General Motors Co.	7,123	246,741
Gilead Sciences, Inc.	3,092	211,957
HCP, Inc.	13,830	433,571
Hormel Foods Corp.	7,191	252,260
International Business Machines Corp.	2,060	330,197
Johnson & Johnson	16,208	2,001,202
Kroger Co. (The)	8,532	252,974
Lennar Corp., Class A	18,093	913,696
LyondellBasell Industries NV, Class A	4,854	411,425
Macy’s, Inc.	8,350	243,987
Mastercard, Inc., Class A	1,922	223,567
McKesson Corp.	2,019	279,208
MDC Holdings, Inc.	7,683	238,250
Medtronic PLC	3,033	252,012
Merck & Co., Inc.	10,671	665,123
Meritage Homes Corp.(1)	4,891	190,504
Microsoft Corp.	12,879	881,696
Newmont Mining Corp.	6,818	230,517
NextEra Energy, Inc.	4,405	588,332
NIKE, Inc., Class B	4,548	252,005
Oracle Corp.	16,704	751,012
PepsiCo, Inc.	2,356	266,888
Pfizer, Inc.	53,716	1,822,047
PG&E Corp.	11,457	768,192
Pinnacle West Capital Corp.	2,603	221,489
PPL Corp.	6,949	264,826
Procter & Gamble Co. (The)	5,086	444,160
Public Service Enterprise Group, Inc.	3,683	162,236
PulteGroup, Inc.	22,779	516,400
QUALCOMM, Inc.	9,475	509,186
Realty Income Corp.	12,459	726,983
Southern Co. (The)	11,311	563,288
Sysco Corp.	9,806	518,443
Taylor Morrison Home Corp., Class A(1)	10,734	247,955
Travelers Cos., Inc. (The)	4,581	557,324
Twitter, Inc.(1)	8,375	138,020
Tyson Foods, Inc., Class A	6,797	436,775
Ventas, Inc.	7,854	502,735
Verizon Communications, Inc.	22,722	1,043,167
Visa, Inc., Class A	2,369	216,100
Wal-Mart Stores, Inc.	20,152	1,515,027
Walgreens Boots Alliance, Inc.	8,854	766,225
Wells Fargo & Co.	912	49,102
Welltower, Inc.	7,392	528,084
Weyerhaeuser Co.	9,649	326,812

Security	Shares	Value
Xcel Energy, Inc.	4,073	$183,489
Zimmer Biomet Holdings, Inc.	1,933	231,283

		$41,844,658

Total Common Stocks (identified cost $64,143,461)		$71,739,766

Exchange-Traded Funds — 7.8%

Security	Shares	Value
Equity Funds — 7.8%
iShares MSCI Australia ETF	18,633	$418,497
iShares MSCI Chile Capped ETF	1,249	53,632
iShares MSCI Emerging Markets ETF	7,095	284,226
iShares MSCI Japan ETF	26,841	1,391,974
iShares MSCI Malaysia ETF	3,664	116,112
iShares MSCI Mexico Capped ETF	2,041	105,642
iShares MSCI Poland Capped ETF	4,363	103,665
iShares MSCI Singapore Capped ETF	8,532	196,065
iShares MSCI South Africa ETF	310	18,129
iShares MSCI South Korea Capped ETF	4,550	282,555
iShares MSCI Taiwan Capped ETF	7,933	267,818
SPDR S&P 500 ETF Trust	2,774	660,434
VanEck Vectors Gold Miners ETF	142,600	3,169,998
WisdomTree India Earnings Fund	3,877	96,305

Total Exchange-Traded Funds (identified cost $7,237,337)		$7,165,052

Rights — 0.0%(2)

Security	Shares	Value
Australia — 0.0%(2)
TPG Telecom, Ltd., Exp. 5/12/17(1)	1,093	$532

Total Rights (identified cost $0)		$532

Short-Term Investments — 9.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(4)	8,399,445	$8,401,965

Total Short-Term Investments (identified cost $8,401,150)		$8,401,965

Total Investments — 95.0% (identified cost $79,781,948)		$87,307,315

Other Assets, Less Liabilities — 5.0%		$4,547,280

Net Assets — 100.0%		$91,854,595

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $24,525 or less than 0.05% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2017 was $33,744.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Health Care	14.2%	$12,999,275
Consumer Discretionary	11.5	10,594,851
Consumer Staples	10.7	9,822,783
Information Technology	8.4	7,739,393
Utilities	8.3	7,629,834
Telecommunication Services	6.9	6,339,266
Financials	6.7	6,137,952
Real Estate	4.3	3,992,766
Materials	3.3	3,005,616
Industrials	3.3	2,996,205
Energy	0.5	481,825

Common Stocks	78.1%	$71,739,766
Exchange-Traded Funds	7.8	7,165,052
Rights	0.0 (1)	532
Short-Term Investments	9.1	8,401,965

Total Investments	95.0%	$87,307,315

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	412,937	USD	315,175	State Street Bank and Trust Company	6/21/17	$—	$(6,240)
CAD	386,147	USD	282,954	State Street Bank and Trust Company	6/21/17	134	—
CAD	389,841	USD	290,880	State Street Bank and Trust Company	6/21/17	—	(5,084)
CAD	770,679	USD	573,340	State Street Bank and Trust Company	6/21/17	—	(8,348)
CHF	284,584	USD	285,376	State Street Bank and Trust Company	6/21/17	1,505	—
EUR	583,285	USD	624,527	State Street Bank and Trust Company	6/21/17	12,411	—
EUR	4,350,907	USD	4,743,472	State Street Bank and Trust Company	6/21/17	7,652	—
GBP	4,803,098	USD	5,870,222	State Street Bank and Trust Company	6/21/17	359,426	—
GBP	989,183	USD	1,236,124	State Street Bank and Trust Company	6/21/17	46,853	—
GBP	361,609	USD	452,255	State Street Bank and Trust Company	6/21/17	16,754	—
HKD	5,720,428	USD	737,701	State Street Bank and Trust Company	6/21/17	—	(1,515)
JPY	467,944,776	USD	4,120,603	State Street Bank and Trust Company	6/21/17	85,420	—
JPY	31,864,691	USD	278,714	State Street Bank and Trust Company	6/21/17	7,695	—
JPY	90,862,223	USD	814,389	State Street Bank and Trust Company	6/21/17	2,307	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	261,389,213	USD	2,355,813	State Street Bank and Trust Company	6/21/17	$—	$(6,371)
JPY	38,078,412	USD	349,213	State Street Bank and Trust Company	6/21/17	—	(6,953)
SEK	5,038,975	USD	561,727	State Street Bank and Trust Company	6/21/17	8,630	—
USD	3,041,158	AUD	4,007,762	State Street Bank and Trust Company	6/21/17	42,787	—
USD	277,437	AUD	371,210	State Street Bank and Trust Company	6/21/17	—	(280)
USD	3,427,967	CAD	4,593,527	State Street Bank and Trust Company	6/21/17	60,408	—
USD	815,145	CAD	1,086,693	State Street Bank and Trust Company	6/21/17	18,480	—
USD	1,190,386	CHF	1,202,984	State Street Bank and Trust Company	6/21/17	—	(22,309)
USD	95,318	EUR	89,749	State Street Bank and Trust Company	6/21/17	—	(2,686)
USD	1,921,337	EUR	1,771,079	State Street Bank and Trust Company	6/21/17	—	(12,654)
USD	5,281,251	EUR	4,974,316	State Street Bank and Trust Company	6/21/17	—	(150,626)
USD	99,751	GBP	81,550	State Street Bank and Trust Company	6/21/17	—	(6,020)
USD	1,523,478	GBP	1,213,702	State Street Bank and Trust Company	6/21/17	—	(50,701)
USD	170,986	ILS	626,961	State Street Bank and Trust Company	6/21/17	—	(2,391)
USD	2,189,334	JPY	240,666,951	State Street Bank and Trust Company	6/21/17	26,150	—
USD	1,724,837	JPY	191,488,317	State Street Bank and Trust Company	6/21/17	3,685	—
USD	72,990	MXN	1,440,974	State Street Bank and Trust Company	6/21/17	—	(2,934)
USD	90,119	NOK	761,478	State Street Bank and Trust Company	6/21/17	1,379	—
USD	296,829	SGD	418,870	State Street Bank and Trust Company	6/21/17	—	(3,126)
USD	807,576	SGD	1,139,765	State Street Bank and Trust Company	6/21/17	—	(8,617)
USD	115,881	ZAR	1,527,516	State Street Bank and Trust Company	6/21/17	2,532	—
USD	171,138	BRL	554,710	State Street Bank and Trust Company	6/23/17	—	(1,535)
USD	903,811	CNY	6,311,313	State Street Bank and Trust Company	6/23/17	—	(6,495)
USD	238,517	INR	15,849,448	State Street Bank and Trust Company	6/23/17	—	(6,696)
USD	589,713	KRW	677,285,197	State Street Bank and Trust Company	6/23/17	—	(5,876)
USD	429,154	TWD	13,245,853	State Street Bank and Trust Company	6/23/17	—	(10,248)

						$704,208	$(327,705)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	48	Long	Jun-17	$2,262,702	$2,349,600	$86,898
E-mini S&P 500 Index	5	Long	Jun-17	590,568	595,124	4,556
Euro Stoxx 50 Index	22	Long	Jun-17	820,119	840,743	20,624
Nikkei 225 Index	3	Long	Jun-17	249,575	258,556	8,981

						$121,059

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$121,059	$—

Total		$121,059	$—

Foreign Exchange	Forward foreign currency exchange contracts	$704,208	$(327,705)

Total		$704,208	$(327,705)

*	Amount represents cumulative unrealized appreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,311,924

Gross unrealized appreciation	$8,839,931
Gross unrealized depreciation	(1,844,540)

Net unrealized appreciation	$6,995,391

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$183,386	$11,257,220	$—	$11,440,606
Developed Europe	365,008	15,929,461	—	16,294,469
Developed Middle East	54,381	301,171	—	355,552
Latin America	183,159	—	—	183,159
North America	43,465,980	—	—	43,465,980
Total Common Stocks	$44,251,914	$27,487,852 *	$—	$71,739,766
Exchange-Traded Funds	$7,165,052	$—	$—	$7,165,052
Rights	532	—	—	532
Short-Term Investments	—	8,401,965	—	8,401,965
Total Investments	$51,417,498	$35,889,817	$—	$87,307,315
Forward Foreign Currency Exchange Contracts	$—	$704,208	$—	$704,208
Futures Contracts	100,435	20,624	—	121,059
Total	$51,517,933	$36,614,649	$—	$88,132,582

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(327,705)	$—	$(327,705)
Total	$—	$(327,705)	$—	$(327,705)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 80.7%

Security	Shares	Value
Australia — 6.6%
AGL Energy, Ltd.	755	$15,116
Australia and New Zealand Banking Group, Ltd.	896	21,933
Brambles, Ltd.	2,015	15,592
Caltex Australia, Ltd.	1,062	23,705
Coca-Cola Amatil, Ltd.	2,696	18,895
Commonwealth Bank of Australia	377	24,623
CSL, Ltd.	377	37,383
Dexus Property Group	1,486	11,347
Flight Centre Travel Group, Ltd.	179	4,210
Goodman Group	1,527	9,271
GPT Group (The)	1,998	7,848
Insurance Australia Group, Ltd.	2,530	11,744
LendLease Group	638	7,660
Mirvac Group	7,884	13,391
National Australia Bank, Ltd.	940	23,859
Newcrest Mining, Ltd.	4,080	65,457
QBE Insurance Group, Ltd.	1,705	16,381
Rio Tinto, Ltd.	206	9,326
Scentre Group	3,572	11,525
Stockland	2,308	8,377
Telstra Corp., Ltd.	12,984	41,024
TPG Telecom, Ltd.	2,107	9,296
Vicinity Centres	5,736	12,364
Wesfarmers, Ltd.	1,037	33,381
Westfield Corp.	1,311	8,915
Westpac Banking Corp.	873	22,886
Woolworths, Ltd.	411	8,262

		$493,771

Belgium — 2.1%
Anheuser-Busch InBev SA/NV	652	$73,526
Colruyt SA	173	8,890
Proximus SA	1,259	38,505
UCB SA	417	32,547

		$153,468

Brazil — 0.1%
AMBEV SA ADR	926	$5,306
Cia Brasileira de Distribuicao ADR, PFC Shares	124	2,796
Cia Energetica de Minas Gerais ADR	383	1,046

		$9,148

Chile — 0.1%
Enel Americas SA ADR	336	$3,330
Enel Chile SA ADR	336	1,834

		$5,164

1

Security	Shares	Value
China — 0.9%
Belle International Holdings, Ltd.	2,000	$1,355
China Construction Bank Corp., Class H	5,000	4,058
China Mengniu Dairy Co., Ltd.	2,000	3,864
China Mobile, Ltd.	1,000	10,647
China Shenhua Energy Co., Ltd., Class H	1,000	2,328
China Telecom Corp., Ltd., Class H	4,000	1,951
China Unicom (Hong Kong), Ltd.	4,000	5,176
Dongfeng Motor Group Co., Ltd., Class H	2,000	2,101
Geely Automobile Holdings, Ltd.	5,000	6,737
Guangdong Investment, Ltd.	4,000	6,187
Hengan International Group Co., Ltd.	500	3,736
Industrial & Commercial Bank of China, Ltd., Class H	6,000	3,911
Tencent Holdings, Ltd.	200	6,267
Tingyi (Cayman Islands) Holding Corp.	2,000	2,569
Want Want China Holdings, Ltd.	4,000	2,876

		$63,763

Denmark — 2.0%
Coloplast A/S, Class B	535	$45,810
Novo Nordisk A/S, Class B	1,604	62,455
TDC A/S	7,085	38,007

		$146,272

France — 4.9%
Compagnie Generale des Etablissements Michelin, Class B	315	$41,202
Engie SA	942	13,282
Sanofi	1,043	98,557
Societe Generale SA	301	16,505
Sodexo SA	324	41,178
Total SA	938	48,151
Unibail-Rodamco SE	7	1,719
Unibail-Rodamco SE	118	28,974
Veolia Environnement SA	1,583	30,125
Vivendi SA	2,396	47,525

		$367,218

Germany — 7.5%
adidas AG	271	$54,332
Allianz SE	49	9,329
Bayerische Motoren Werke AG	612	58,472
Continental AG	189	42,336
Daimler AG	1,076	80,177
Deutsche Post AG	780	28,036
Deutsche Telekom AG	4,362	76,513
Deutsche Wohnen AG	274	9,369
Merck KGaA	471	55,329
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	157	30,100
RWE AG(1)	1,527	25,292
SAP SE	270	27,045
Siemens AG	421	60,389

		$556,719

Hong Kong — 0.8%
AIA Group, Ltd.	4,925	$34,088
CK Hutchison Holdings, Ltd.	2,000	24,975

		$59,063

2

Security	Shares	Value
India — 0.2%
HDFC Bank, Ltd. ADR	98	$7,802
Infosys, Ltd. ADR	237	3,450

		$11,252

Israel — 1.2%
Bank Hapoalim B.M.	3,586	$22,363
Bank Leumi Le-Israel B.M.(1)	5,278	24,683
Mizrahi Tefahot Bank, Ltd.	1,323	21,342
Teva Pharmaceutical Industries, Ltd. ADR	594	18,759

		$87,147

Italy — 3.4%
Assicurazioni Generali SpA	2,546	$40,329
Enel SpA	15,983	75,986
ENI SpA	1,811	28,090
Fiat Chrysler Automobiles NV(1)	2,246	25,511
Intesa Sanpaolo SpA	7,089	20,693
Luxottica Group SpA	268	15,493
Telecom Italia SpA(1)	32,591	28,928
UniCredit SpA(1)	1,255	20,435

		$255,465

Japan — 16.2%
ABC-Mart, Inc.	200	$11,118
Ajinomoto Co., Inc.	500	9,743
ANA Holdings, Inc.	8,000	24,098
Asahi Group Holdings, Ltd.	600	22,670
Astellas Pharma, Inc.	2,300	30,330
Bridgestone Corp.	500	20,856
Canon, Inc.	400	13,275
Central Japan Railway Co.	100	16,771
Chubu Electric Power Co., Inc.	1,500	20,140
Dai-ichi Life Holdings, Inc.	1,460	24,878
Daiichi Sankyo Co., Ltd.	300	6,667
Daiwa House Industry Co., Ltd.	300	8,919
Denso Corp.	300	12,947
East Japan Railway Co.	400	35,897
Electric Power Development Co., Ltd.	400	9,279
FANUC Corp.	100	20,360
Hitachi, Ltd.	1,000	5,524
Honda Motor Co., Ltd.	1,100	32,016
Hoya Corp.	400	19,117
ITOCHU Corp.	900	12,735
Japan Airlines Co., Ltd.	800	25,265
Japan Tobacco, Inc.	1,400	46,586
Kajima Corp.	3,000	20,371
Kansai Electric Power Co., Inc. (The)	1,800	24,326
Kao Corp.	500	27,592
KDDI Corp.	1,900	50,377
Lawson, Inc.	200	13,270
Marubeni Corp.	1,800	11,095
Mazda Motor Corp.	700	10,341
MEIJI Holdings Co., Ltd.	300	25,501
Mitsubishi Electric Corp.	900	12,561
Mitsubishi UFJ Financial Group, Inc.	4,700	29,782
Mizuho Financial Group, Inc.	15,500	28,333

3

Security	Shares	Value
MS&AD Insurance Group Holdings, Inc.	300	$9,781
Murata Manufacturing Co., Ltd.	100	13,433
Nippon Telegraph & Telephone Corp.	900	38,570
NTT DoCoMo, Inc.	1,800	43,555
Obayashi Corp.	3,000	29,127
Oriental Land Co., Ltd.	200	11,487
ORIX Corp.	900	13,754
Osaka Gas Co., Ltd.	1,000	3,743
Panasonic Corp.	300	3,587
Resona Holdings, Inc.	3,325	18,484
Ryohin Keikaku Co., Ltd.	200	45,100
Seven & i Holdings Co., Ltd.	400	16,894
Shimizu Corp.	1,000	9,590
Shin-Etsu Chemical Co., Ltd.	100	8,692
SoftBank Group Corp.	100	7,585
Sony Corp.	900	30,883
Sumitomo Corp.	1,100	14,700
Sumitomo Metal Mining Co., Ltd.	1,000	13,541
Sumitomo Mitsui Financial Group, Inc.	800	29,704
Sundrug Co., Ltd.	200	7,014
T&D Holdings, Inc.	1,500	22,304
Taisei Corp.	2,000	15,251
Takeda Pharmaceutical Co., Ltd.	300	14,392
Tokio Marine Holdings, Inc.	400	16,865
Tokyo Gas Co., Ltd.	3,000	13,929
Toray Industries, Inc.	1,000	8,850
Toyota Motor Corp.	800	43,297
Tsuruha Holdings, Inc.	100	10,123
West Japan Railway Co.	200	13,364

		$1,210,339

Mexico — 0.0%(2)
America Movil SAB de CV, Series L ADR	225	$3,463

		$3,463

Netherlands — 2.8%
Heineken NV	251	$22,388
ING Groep NV	2,841	46,307
Unilever NV	1,939	101,575
Wolters Kluwer NV	883	37,469

		$207,739

Norway — 0.4%
Telenor ASA	1,903	$30,740

		$30,740

Peru — 0.1%
Cia de Minas Buenaventura SA ADR	505	$6,065

		$6,065

Singapore — 2.9%
Ascendas Real Estate Investment Trust	8,000	$14,662
Capitaland, Ltd.	3,000	8,061
ComfortDelGro Corp., Ltd.	10,000	19,594
DBS Group Holdings, Ltd.	2,850	39,360
Oversea-Chinese Banking Corp., Ltd.	5,000	35,018
Singapore Airlines, Ltd.	1,000	7,326
Singapore Press Holdings, Ltd.	4,000	9,927

4

Security	Shares	Value
Singapore Telecommunications, Ltd.	17,000	$45,367
StarHub, Ltd.	4,726	9,424
United Overseas Bank, Ltd.	2,000	31,139

		$219,878

South Korea — 0.2%
Korea Electric Power Corp. ADR	177	$3,507
Samsung Electronics Co., Ltd. GDR(3)	5	4,905
SK Telecom Co., Ltd. ADR	426	10,049

		$18,461

Spain — 4.0%
Banco Santander SA	2,422	$15,784
Distribuidora Internacional de Alimentacion SA	2,902	17,255
Endesa SA	1,845	43,455
Iberdrola SA	8,941	64,275
Industria de Diseno Textil SA	1,318	50,507
Mapfre SA	5,126	17,880
Telefonica SA	7,892	87,285

		$296,441

Sweden — 1.1%
Hennes & Mauritz AB, Class B	857	$21,220
Nordea Bank AB	3,185	39,172
Svenska Cellulosa AB SCA, Class B	702	23,241

		$83,633

Switzerland — 8.7%
ABB, Ltd.	2,031	$49,768
Adecco Group AG	251	18,650
Nestle SA	2,372	182,693
Novartis AG	1,718	132,260
Roche Holding AG PC	563	147,317
Sonova Holding AG	198	29,278
Swatch Group AG (The)	56	22,404
Swiss Re AG	78	6,784
Swisscom AG	69	30,090
Zurich Insurance Group AG	115	31,825

		$651,069

United Kingdom — 14.5%
Admiral Group PLC	404	$10,521
AstraZeneca PLC	892	53,421
Berkeley Group Holdings PLC	725	30,579
British American Tobacco PLC	959	64,793
Compass Group PLC	2,651	53,526
Diageo PLC	1,514	44,068
Direct Line Insurance Group PLC	2,376	10,737
GlaxoSmithKline PLC	4,461	89,790
Great Portland Estates PLC	2,304	20,644
Hammerson PLC	2,642	20,101
HSBC Holdings PLC	7,693	63,439
Imperial Brands PLC	1,184	57,984
Land Securities Group PLC	1,446	20,709
National Grid PLC	4,402	56,998
Persimmon PLC	838	25,285
Randgold Resources, Ltd.	1,188	104,504
Reckitt Benckiser Group PLC	634	58,415

5

Security	Shares	Value
Rio Tinto PLC	968	$38,188
Sage Group PLC (The)	1,525	13,237
Segro PLC	3,449	21,694
Shire PLC	1,238	72,991
Smith & Nephew PLC	1,524	25,038
Taylor Wimpey PLC	12,761	33,055
Vodafone Group PLC	30,232	77,867
William Hill PLC	2,498	9,491

		$1,077,075

Total Common Stocks (identified cost $5,469,467)		$6,013,353

Exchange-Traded Funds — 8.3%

Security	Shares	Value
Equity Funds — 8.3%
iShares MSCI Australia ETF	807	$18,125
iShares MSCI Chile Capped ETF	266	11,422
iShares MSCI Emerging Markets ETF	1,745	69,905
iShares MSCI Eurozone ETF	383	15,029
iShares MSCI India ETF	127	4,074
iShares MSCI Malaysia ETF	554	17,556
iShares MSCI Mexico Capped ETF	223	11,543
iShares MSCI Poland Capped ETF	505	11,999
iShares MSCI South Africa ETF	74	4,328
iShares MSCI South Korea Capped ETF	863	53,592
iShares MSCI Switzerland Capped ETF	2,170	72,131
iShares MSCI Taiwan Capped ETF	1,201	40,546
iShares MSCI United Kingdom ETF	2,094	69,311
VanEck Vectors Gold Miners ETF	9,506	211,318
WisdomTree India Earnings Fund	488	12,122

Total Exchange-Traded Funds (identified cost $610,407)		$623,001

Rights — 0.0%(2)

Security	Shares	Value
Australia — 0.0%(2)
TPG Telecom, Ltd., Exp. 5/12/17(1)	173	$84

Total Rights (identified cost $0)		$84

Short-Term Investments — 7.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(4)	571,699	$571,871

Total Short-Term Investments (identified cost $571,827)		$571,871

6

Value

Total Investments — 96.7% (identified cost $6,651,701)	$7,208,309

Other Assets, Less Liabilities — 3.3%	$242,700

Net Assets — 100.0%	$7,451,009

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $4,905 or 0.1% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2017 was $2,009.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Health Care	13.0%	$971,441
Financials	12.3	918,915
Consumer Staples	12.3	915,906
Consumer Discretionary	12.1	898,255
Telecommunication Services	9.2	684,419
Industrials	7.0	522,984
Utilities	5.5	411,850
Materials	3.4	254,623
Real Estate	3.3	245,550
Energy	1.4	102,274
Information Technology	1.2	87,136

Common Stocks	80.7%	$6,013,353
Exchange-Traded Funds	8.3	623,001
Rights	0.0 (1)	84
Short-Term Investments	7.7	571,871

Total Investments	96.7%	$7,208,309

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	76,505	USD	57,158	State Street Bank and Trust Company	6/21/17	$79	$—
CAD	39,191	USD	28,871	State Street Bank and Trust Company	6/21/17	—	(140)
EUR	82,819	USD	89,385	State Street Bank and Trust Company	6/21/17	1,052	—

7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	348,585	USD	380,036	State Street Bank and Trust Company	6/21/17	$613	$—
EUR	53,786	USD	58,671	State Street Bank and Trust Company	6/21/17	62	—
GBP	372,635	USD	455,424	State Street Bank and Trust Company	6/21/17	27,885	—
GBP	57,166	USD	71,437	State Street Bank and Trust Company	6/21/17	2,708	—
GBP	34,720	USD	43,034	State Street Bank and Trust Company	6/21/17	1,998	—
HKD	1,400,319	USD	180,584	State Street Bank and Trust Company	6/21/17	—	(371)
JPY	76,326,950	USD	672,116	State Street Bank and Trust Company	6/21/17	13,933	—
JPY	3,123,337	USD	27,856	State Street Bank and Trust Company	6/21/17	217	—
JPY	8,084,303	USD	72,459	State Street Bank and Trust Company	6/21/17	205	—
JPY	23,835,245	USD	214,819	State Street Bank and Trust Company	6/21/17	—	(581)
NOK	166,953	USD	19,758	State Street Bank and Trust Company	6/21/17	—	(302)
NZD	17,978	USD	12,523	State Street Bank and Trust Company	6/21/17	—	(195)
SEK	995,092	USD	110,929	State Street Bank and Trust Company	6/21/17	1,704	—
USD	466,704	AUD	615,042	State Street Bank and Trust Company	6/21/17	6,566	—
USD	56,765	AUD	75,000	State Street Bank and Trust Company	6/21/17	655	—
USD	33,264	AUD	44,507	State Street Bank and Trust Company	6/21/17	—	(34)
USD	115,994	CAD	155,434	State Street Bank and Trust Company	6/21/17	2,044	—
USD	19,949	CAD	26,525	State Street Bank and Trust Company	6/21/17	504	—
USD	22,793	CHF	22,592	State Street Bank and Trust Company	6/21/17	19	—
USD	38,351	CHF	38,120	State Street Bank and Trust Company	6/21/17	—	(77)
USD	130,785	CHF	132,169	State Street Bank and Trust Company	6/21/17	—	(2,451)
USD	16,368	DKK	114,583	State Street Bank and Trust Company	6/21/17	—	(456)
USD	50,117	EUR	45,717	State Street Bank and Trust Company	6/21/17	195	—
USD	153,880	EUR	141,846	State Street Bank and Trust Company	6/21/17	—	(1,013)
USD	180,249	EUR	169,773	State Street Bank and Trust Company	6/21/17	—	(5,141)
USD	51,286	GBP	40,067	State Street Bank and Trust Company	6/21/17	—	(681)
USD	35,683	GBP	28,831	State Street Bank and Trust Company	6/21/17	—	(1,711)
USD	44,786	ILS	164,217	State Street Bank and Trust Company	6/21/17	—	(626)
USD	162,273	JPY	17,838,204	State Street Bank and Trust Company	6/21/17	1,938	—
USD	33,029	JPY	3,601,905	State Street Bank and Trust Company	6/21/17	654	—
USD	4,903	MXN	96,800	State Street Bank and Trust Company	6/21/17	—	(197)
USD	28,565	SGD	40,310	State Street Bank and Trust Company	6/21/17	—	(301)
USD	97,621	SGD	137,776	State Street Bank and Trust Company	6/21/17	—	(1,042)
USD	11,846	ZAR	156,152	State Street Bank and Trust Company	6/21/17	259	—
USD	8,487	CLP	5,708,917	State Street Bank and Trust Company	6/23/17	—	(46)
USD	68,424	CNY	477,803	State Street Bank and Trust Company	6/23/17	—	(492)
USD	19,398	INR	1,289,021	State Street Bank and Trust Company	6/23/17	—	(545)
USD	65,829	KRW	75,604,612	State Street Bank and Trust Company	6/23/17	—	(656)
USD	7,409	MYR	33,235	State Street Bank and Trust Company	6/23/17	—	(253)
USD	35,305	TWD	1,089,689	State Street Bank and Trust Company	6/23/17	—	(843)

						$63,290	$(18,154)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
Euro Stoxx 50 Index	4	Long	Jun-17	$145,910	$152,862	$6,952

						$6,952

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

8

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$6,952	$—

Total		$6,952	$—

Foreign Exchange	Forward foreign currency exchange contracts	$63,290	$(18,154)

Total		$63,290	$(18,154)

*	Amount represents cumulative unrealized appreciation on futures contracts.

9

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,733,035

Gross unrealized appreciation	$630,135
Gross unrealized depreciation	(154,861)

Net unrealized appreciation	$475,274

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$31,068	$2,045,459	$—	$2,076,527
Developed Europe	1,719	3,824,120	—	3,825,839
Developed Middle East	18,759	68,388	—	87,147
Latin America	23,840	—	—	23,840
Total Common Stocks	$75,386	$5,937,967 *	$—	$6,013,353
Exchange-Traded Funds	$623,001	$—	$—	$623,001
Rights	84	—	—	84
Short-Term Investments	—	571,871	—	571,871
Total Investments	$698,471	$6,509,838	$—	$7,208,309
Forward Foreign Currency Exchange Contracts	$—	$63,290	$—	$63,290
Futures Contracts	—	6,952	—	6,952
Total	$698,471	$6,580,080	$—	$7,278,551

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(18,154)	$—	$(18,154)
Total	$—	$(18,154)	$—	$(18,154)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017